Changes in the allowances for the impairment losses on the balances of Loans and receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Of which:
Balance at beginning of year	R$ 25,640,489	R$ 22,625,750	R$ 22,969,315
Impairment losses charged to income for the year	16,986,695	18,311,441	14,361,382
Of which:
Commercial and industrial	3,340,309	6,918,671	2,376,910
Real estate-construction	116,031	81,415	94,957
Installment loans to individuals	13,531,815	11,308,689	11,866,475
Lease financing	(1,460)	2,666	23,040
Write-off of impaired balances against recorded impairment allowance	(12,903,808)	(15,296,703)	(14,704,948)
Of which:
Commercial and industrial	(5,153,346)	(4,616,722)	(5,713,369)
Real estate-construction	(166,579)	(232,262)	(108,294)
Installment loans to individuals	(7,575,967)	(10,433,131)	(8,834,391)
Lease financing	(7,916)	(14,588)	(48,893)
Balance at end of year	29,723,376	25,640,488	22,625,750
Of which:
Loans and advances to customers	28,510,659	24,053,989	20,557,180
Loans and amounts due from credit institutions (Note 5)	21,825	9,065	13,543
Provision for Debt Instruments (Note 6)	1,190,892	1,577,435	2,055,027
Recoveries of loans previously charged off	1,536,336	861,253	991,476
Of which:
Commercial and industrial	462,523	422,023	519,594
Real estate-construction	64,257	55,631	46,639
Installment loans to individuals	1,002,257	370,491	417,477
Lease financing	7,299	R$ 13,107	R$ 7,767
Stage 1 [Member] | Credit Losses Expected In 12 Months [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	5,837,199
Impairment losses charged to income for the year	3,200,608
Transfers between stages	(553,054)
Movement of the period	3,753,662
Of which:
Commercial and industrial	347,359
Real estate-construction	4,411
Installment loans to individuals	2,851,686
Lease financing	(2,848)
Variation by Stage	(2,060,142)
Write-off of impaired balances against recorded impairment allowance
Of which:
Commercial and industrial
Real estate-construction
Installment loans to individuals
Lease financing
Balance at end of year	6,977,664
Of which:
Loans and advances to customers	(6,861,404)
Loans and amounts due from credit institutions (Note 5)	21,825
Provision for Debt Instruments (Note 6)	94,435
Recoveries of loans previously charged off
Of which:
Commercial and industrial
Real estate-construction
Installment loans to individuals
Lease financing
Stage 2 [Member] | Expected Credit Losses Over Useful Life Not Subject To Impairment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	4,928,606
Impairment losses charged to income for the year	4,883,553
Transfers between stages	31,154
Movement of the period	4,852,399
Of which:
Commercial and industrial	1,779,043
Real estate-construction	(50,798)
Installment loans to individuals	3,155,946
Lease financing	(638)
Variation by Stage	(4,058,304)
Write-off of impaired balances against recorded impairment allowance
Of which:
Commercial and industrial
Real estate-construction
Installment loans to individuals
Lease financing
Balance at end of year	5,753,855
Of which:
Loans and advances to customers	(5,703,285)
Loans and amounts due from credit institutions (Note 5)
Provision for Debt Instruments (Note 6)	50,570
Recoveries of loans previously charged off
Of which:
Commercial and industrial
Real estate-construction
Installment loans to individuals
Lease financing
Stage 3 [Member] | Expected Credit Losses During The Useful Life Subject To Impairment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	14,874,684
Impairment losses charged to income for the year	8,902,534
Transfers between stages	10,221,329
Movement of the period	(1,318,795)
Of which:
Commercial and industrial	1,213,907
Real estate-construction	162,418
Installment loans to individuals	7,524,183
Lease financing	2,026
Variation by Stage	6,118,446
Write-off of impaired balances against recorded impairment allowance	(12,903,807)
Of which:
Commercial and industrial	(5,153,345)
Real estate-construction	(166,579)
Installment loans to individuals	(7,575,967)
Lease financing	(7,916)
Balance at end of year	16,991,855
Of which:
Loans and advances to customers	(15,945,970)
Loans and amounts due from credit institutions (Note 5)
Provision for Debt Instruments (Note 6)	1,045,887
Recoveries of loans previously charged off	1,536,336
Of which:
Commercial and industrial	462,523
Real estate-construction	64,257
Installment loans to individuals	1,002,257
Lease financing	7,299
Stage Total [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	25,640,489
Impairment losses charged to income for the year	16,986,695
Transfers between stages	9,699,429
Movement of the period	7,287,266
Of which:
Commercial and industrial	3,340,309
Real estate-construction	116,031
Installment loans to individuals	13,531,815
Lease financing	(1,460)
Variation by Stage
Write-off of impaired balances against recorded impairment allowance	(12,903,807)
Of which:
Commercial and industrial	(5,153,345)
Real estate-construction	(166,579)
Installment loans to individuals	(7,575,967)
Lease financing	(7,916)
Balance at end of year	29,723,376
Of which:
Loans and advances to customers	(28,510,659)
Loans and amounts due from credit institutions (Note 5)	21,825
Provision for Debt Instruments (Note 6)	1,190,892
Recoveries of loans previously charged off	1,536,336
Of which:
Commercial and industrial	462,523
Real estate-construction	64,257
Installment loans to individuals	1,002,257
Lease financing	R$ 7,299